Non-controlling interests - Schedule Of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 12, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Noncontrolling Interest [Line Items]
Balance		¥ 41,549,229		¥ 38,559,758	¥ 34,073,043
Net income attributable to non-controlling interests		167,149	$ 23,902	99,010	84,675
Acquisition of additional equity interests in subsidiaries (Note 17)				(512,237)	(73,000)
Dividend distribution to non-controlling interests shareholders		(22,350)		(42,891)	(39,107)
Deregistration of a subsidiary (Note 17)				(1,275)	(32)
Capital contribution from non-controlling interests shareholders				163,860	285,450
Balance		44,443,164	$ 6,355,286	41,549,229	38,559,758
Non-controlling Interests Other than VipShop Outlet REIT
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		8,000
VipShop Outlet REIT
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		1,385,787
Non-controlling interests
Noncontrolling Interest [Line Items]
Balance		1,580,416		1,598,354	1,321,006
Net income attributable to non-controlling interests		167,149		99,010
Acquisition of additional equity interests in subsidiaries (Note 17)				(228,345)	(64,268)
Dividend distribution to non-controlling interests shareholders		(22,350)		(42,891)	(39,107)
Deregistration of a subsidiary (Note 17)				(1,275)	(32)
Capital contribution from non-controlling interests shareholders				155,563	296,080
Balance		3,438,415		1,580,416	¥ 1,598,354
Non-controlling interests | Non-controlling Interests Other than VipShop Outlet REIT
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		8,000		¥ 155,563
Non-controlling interests | VipShop Outlet REIT
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 1,710,000	¥ 1,705,200